Shareholder Fees {- Aggressive Growth Allocation Fund}	Feb. 09, 2022 USD ($)
NF_05.31 Equity Asset Allocation Funds_Combo PRO-01 | Aggressive Growth Allocation Fund
Shareholder Fees:
(fees paid directly from your investment)	none